SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of exchange rates used for foreign currency translation

Translation of amounts from HKD into USD has been made at the following exchange rates:

Balance sheet items, except for equity accounts:
December 31, 2022	HKD 7.80 to $1
December 31, 2021	HKD 7.80 to $1
December 31, 2020	HKD 7.80 to $1

Statement of operations and cash flow items:
For the year ended December 31, 2022	HKD 7.76 to $1
For the year ended December 31, 2021	HKD 7.76 to $1
For the year ended December 31, 2020	HKD 7.76 to $1

Translation of amounts from RMB into USD has been made at the following exchange rates:

Balance sheet items, except for equity accounts:
December 31, 2022	RMB 6.9646 to $1
December 31, 2021	RMB 6.3757 to $1
December 31, 2020	RMB 6.5249 to $1

Statement of operations and cash flow items:
For the year ended December 31, 2022	RMB 6.7279 to $1
For the year ended December 31, 2021	RMB 6.4533 to $1
For the year ended December 31, 2020	RMB 6.9004 to $1

Schedule of useful lives of property and equipment

Category	Estimated useful life
Office equipment	5-10 years
Production equipment	5-10 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of remaining lease term or the estimated useful lives of the assets

Schedule of segment information

The following table sets forth the Company’s revenue from customers by geographical areas based on the location of the customers:

	For the years ended
	December 31,
	2022	2021	2020
US	$11,717,347	$12,233,382	$10,957,047
Canada	440,755	310,174	225,857
Others	—	—	36,655
Total	12,158,102	$12,543,556	$11,219,559

The following table sets forth the Company’s property and equipment, for the purpose of geographical information:

	As of December 31,
	2022	2021
PRC	$4,966,262	$1,300,009
Hong Kong	168,304	65,027
Total	$5,134,566	$1,365,036

Schedules of credit risk and supplier risk

	For the years ended
	December 31,
	2022		2021		2020
Customer A	$5,654,248	46.5%	$6,833,866	54.5%	$6,008,167	53.6%
Customer B	1,871,116	15.4%	1,588,156	12.7%	3,055,958	27.2%
Customer C	1,586,681	13.1%	1,310,376	10.5%	—	—%
Customer D	1,306,755	10.7%	—	—%	—	—%
	$10,418,800	85.7%	$9,732,398	77.7%	$9,064,125	80.8%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,
	2022		2021
Customer A	$1,129,520	69.5%	$695,263	64.7%
Customer B	312,327	19.2%	193,935	18.1%
Customer C	182,853	11.3%	—%
	$1,624,700	100.0%	$889,198	82.8%